N-2	Apr. 01, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002092387
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Aristotle Pacific Enhanced CLO Income Fund
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Common Shares):

	Class I(1)	Class I-2(1)
Management Fees(2)	1.25%	1.25%
Distribution and Shareholder Servicing Fee	None	0.75%
Other Expenses(3)	0.77%	0.77%
Total Annual Fund Operating Expenses	2.02%	2.77%
Fee Waivers and Expense Reimbursement(4)	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.50%	2.25%
1.While neither the Fund nor the Distributor imposes an initial sales charge on Class I Shares or Class I-2 Shares, if you buy Common Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
2.Pursuant to an investment management agreement (the “Investment Management Agreement”), the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily Managed Assets. “Managed Assets” under the Investment Management Agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual management fee rate and then divided by the Fund’s net assets.
3.“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average net assets during that time. “Other Expenses” includes 0.13% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
4.The Investment Manager has contractually agreed, through October 31, 2028, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional costs and expenses; distribution and shareholder servicing fees; acquired fund fees and expenses (as determined in accordance with SEC Form N-2); dividend expenses on short sales; expenditures which are capitalized in accordance with generally accepted accounting principles; and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, litigation expenses) exceed 1.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). The Investment Manager may not terminate the Expense Limitation Agreement during the initial term without the approval of the Board. After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon thirty (30) days’ written notice to other party prior to the end of the then current term. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time the expense was paid or absorbed or (ii) the expense limit in effect at the time of recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return, assuming you hold your shares and assuming your shares are repurchased in full.(1)
An investor would pay the following expenses on a $1,000 investment assuming a 5% return:

	1 Year	3 Years	5 Years	10 Years
Class I	$15	$53	$98	$222
Class I-2	$23	$75	$136	$299
An investor would pay the following expenses, assuming your shares are repurchased at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$15	$53	$98	$222
Class I-2	$23	$75	$136	$299
1.The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes the estimated “Other Expenses” set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Common Shares of the Fund, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]	SUMMARY OF FUND EXPENSES These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.
Basis of Transaction Fees, Note [Text Block]	While neither the Fund nor the Distributor imposes an initial sales charge on Class I Shares or Class I-2 Shares, if you buy Common Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average net assets during that time. “Other Expenses” includes 0.13% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
Management Fee not based on Net Assets, Note [Text Block]	Pursuant to an investment management agreement (the “Investment Management Agreement”), the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily Managed Assets. “Managed Assets” under the Investment Management Agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual management fee rate and then divided by the Fund’s net assets.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
The Fund is a newly organized, non-diversified, closed-end management investment company that continuously offers its Class I Shares and Class I-2 Shares and is operated as an interval fund. Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of their investment. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Each risk discussed below is considered a principal risk of investing in the Fund, regardless of the order in which it appears and could affect the value of your investment.
Investment-Related Risks
Collateralized Loan Obligations Risk
The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). CLOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail below. CLO Equity may be unrated or non-investment grade. As a holder of CLO Equity, the Fund will have limited remedies available upon the default of the CLO. The Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective or fully invest offering proceeds. For example, from time to time, the market for CLO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CLOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CLOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CLOs to a greater degree of risk with respect to economic downturns relating to such industry.
The value of CLOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CLO (“CLO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CLOs must rely solely on distributions on the CLO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO Collateral are insufficient to make payments on the CLOs, no other assets will be available for payment of the deficiency and following realization of the CLOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CLO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.
Subordination of CLO Debt and CLO Equity Risk
Subordinate CLO Debt generally is fully subordinated to the related CLO senior tranches. CLO Equity generally is fully subordinated to any related CLO Debt and is not secured by any collateral. Distributions to holders of CLO Equity will generally be made solely from distributions on the assets of the CLO issuer after all other payments have been made pursuant to the priority of payments of such CLO. To the extent that any losses are incurred by a CLO in respect of its related CLO Collateral, such losses will be borne first by the holders of the related CLO Equity, next by the holders of any related subordinated CLO Debt and finally by the holders of the related CLO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CLO senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CLO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CLO Debt and/or the holders of the related CLO Equity, as applicable. Subordinate CLO Debt and CLO Equity represent leveraged investments in the assets of the CLO. Therefore, the leveraged nature of such securities may magnify the adverse impact on the market value of such securities caused by changes affecting the assets underlying such securities, including changes in the market value of such assets, changes in distributions on such assets, defaults and recoveries, capital gains and losses on such assets, prepayments and the availability, prices and interest rates of such assets. Accordingly, subordinate CLO Debt and CLO Equity may not be paid in full and may be subject to up to 100% loss.
Mandatory Redemption of CLOs Risk
Under certain circumstances, cash flows from CLO Collateral that otherwise would have been paid to the holders of any related CLO Debt and CLO Equity will be used to redeem the related CLO senior tranches. This could result in an elimination, deferral or reduction in the interest payments, principal repayments or other payments made to the holders of such CLO Debt and CLO Equity, which could adversely impact the returns to the holders of such CLO Debt and CLO Equity.
Optional Redemption of CLOs Risk
An optional redemption of a CLO could require the collateral or portfolio manager of the related CLO to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the realized value of the items of CLO Collateral sold (and which in turn could adversely impact the holders of any related CLO Debt, and/or the holders of the related CLO Equity).
Control by Senior CLO Debt Risk
In a typical CLO, the most senior CLO Debt (the “Controlling Class”) will control many rights under the CLO indenture and therefore, holders of subordinate CLO Debt and CLO Equity will have limited rights in connection with an event of default or distributions thereunder. Remedies pursued by the holders of the Controlling
Class upon an event of default could be adverse to the interests of the holders of subordinate CLO Debt and CLO Equity. If an event of default has occurred and is continuing, the holders of CLO Equity will not have any creditors’ rights against the CLO issuer and will not have the right to determine the remedies to be exercised under the CLO indenture. There is no guarantee that any funds will remain to make distributions to the holders of subordinate CLO Debt and CLO Equity following any liquidation of the CLO assets and the application of the proceeds from the CLO assets to pay senior classes of CLO Debt and the fees, expenses, and other liabilities payable by the CLO issuer. The Controlling Class may also have consent rights in respect of amendments and CLO manager removal rights in connection with certain events.
Warehousing Risk
The Fund may invest in warehousing facilities for CLOs. Such an investment by the Fund will be subordinate to a senior lender. As a result, in the event that the CLO fails to issue its securities by the deadline established by the senior lender (or if an event of default occurs under the warehousing agreements), the senior lender will have the right to liquidate the loan portfolio and apply the proceeds to repay its advances and accrued interest. In the event that such a liquidation occurs, the Fund will suffer a loss. Warehousing facilities are undertaken with many different structures that have evolved (and will continue to evolve) with changes in market conditions and counterparty preferences. Therefore, it is not possible to predict how a warehousing facility in which the Fund may make a subordinated investment will be structured.
Extension Risk
When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of CLOs held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Floating Rate Loan Risk
Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. An issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.
In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Investment Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent the Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of floating rate loans may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. Covenant lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for the Fund to raise cash to pay investors when they seek to have shares in the Fund repurchased. The Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy repurchase requests from Fund shareholders and may be adversely impacted. These actions may impact the Fund’s performance (in the case of holding cash or selling securities) or increase the Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to the Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, the Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, the Fund or the Investment Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
Below Investment Grade Risk
The Fund intends to invest in securities that are rated below investment grade (often referred to as High Yield or “Junk” Securities) by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:
•Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.
•Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.
•Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
•Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.
•Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price.
•The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
Debt Securities Risk
Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
Credit Risk
An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.
Interest Rate Risk
The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, a Fund may be subject to heightened levels of interest rate risk. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
Prepayment Risk
Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected, resulting in prepayment of securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the security’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
Liquidity Risk
Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. The lack of an established secondary market for floating rate loans may make it more difficult to value such loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests.
ETF Risk
Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
U.S. Government Securities Risk
Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
Counterparty Risk
The Fund may invest in securities that will be privately negotiated with a counterparty in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As a result of counterparty’s inability to fulfill its obligation, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed which may result in significant financial loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Leverage Risk
The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for common shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk. Leverage creates several major types of risks for shareholders, including: (i) the likelihood of greater volatility in the NAV of Common Shares and in the investment return to shareholders than a comparable portfolio would experience without leverage; (ii) the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and (iii) the possibility of greater losses in a declining market or in a rising interest rate environment than a comparable portfolio would likely experience without leverage.
If the costs of any leverage used by the Fund exceed the income from portfolio securities acquired through the use of such leverage, the Fund’s NAV will decline. A decline in the Fund’s NAV could affect the ability of the Fund to pay dividends or make distributions to shareholders. A failure by the Fund to distribute an adequate proportion of its net investment income in the form of dividends each taxable year would result in the Fund ceasing to qualify as a RIC under the Code. See “Tax Matters” below for additional information. Also, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have priority of payment over the Fund’s shareholders.
The use by the Fund of reverse repurchase agreements and dollar rolls to obtain leverage also involves special risks. For instance, the market value of the securities that the Fund is obligated to repurchase under a reverse repurchase agreement or dollar roll may decline below the repurchase price.
Non-U.S. Instruments Risk
The Fund may invest in non-U.S. securities and financial instruments (non-U.S. Instruments). Non-U.S. Instruments involve certain risks not typically associated with investing in the United States. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Equity Investments Risk
When the Fund invests in senior, unitranche, second-lien and subordinated loans, the Fund may acquire warrants or other equity securities of investments as well. The Fund may also invest in equity securities directly. To the extent the Fund holds equity investments, the Fund will seek to dispose of them and realize gains upon the Fund’s disposition of them. However, the equity interests the Fund receives may not appreciate in value and may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.
Force Majeure Risk
The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a company or a counterparty to the Fund or a company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss to the Fund, including if its investment in such company is cancelled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). To the extent the Fund is exposed to investments in companies that as a group are exposed to such force majeure events, the risks and potential losses to the Fund are enhanced.
Repurchase Agreements Risk
Subject to its investment objectives and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Subsidiary Risk
The Fund may invest either directly or indirectly through one or more subsidiaries (each, a “Subsidiary,” and together, the “Subsidiaries”), which exposes the Fund to the risks associated with the Subsidiaries’ investments. These risks generally mirror the investment risks applicable to the Fund as described in this Prospectus. Subsidiaries, however, are not registered as investment companies under the 1940 Act and are therefore not subject to all the protections afforded to investors under the 1940 Act. The principal investment strategies and risks disclosed in this Prospectus apply to investments held directly by the Fund and indirectly by any Subsidiaries with respect to investment policies, capital structure and leverage. The Subsidiary will comply with applicable requirements of the 1940 Act relating to affiliated transactions and custody of assets. The Fund’s Board of Trustees has oversight responsibility for the investment and other activities of the Fund, including the Fund’s investments held through any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary. The Investment Manager will manage the investments held by the Fund directly and indirectly through any Subsidiaries pursuant to a contract that complies with the 1940 Act.
Market Making by Dealers Risk
The value of the Fund’s fixed-income investments will be affected by general fixed income market conditions, such as the volatility and liquidity of the fixed income market, which are affected by the ability of dealers to “make a market” in fixed-income investments. In recent years, the market for bonds has significantly increased while dealer inventories have significantly decreased, relative to market size. This reduction in dealer inventories may be attributable to regulatory changes, such as capital requirements, and is expected to continue. As dealers’ inventories decrease, so does their ability to make a market (and, therefore, create liquidity) in the fixed income market. Especially during periods of rising interest rates, this could result in greater volatility and illiquidity in the fixed income market, which could impair the Fund’s profitability or result in losses.
Rating Agencies Risk
Future actions of any rating agency can adversely affect the market value or liquidity of CLOs. Rating agencies rating a CLO may change their published ratings criteria or methodologies for CLOs at any time in the future. Further, such rating agencies may retroactively apply any such new standards to the ratings of the CLO securities purchased by the Fund. Any such action could result in a substantial lowering (or even withdrawal) of any rating assigned to any such CLO security, despite the fact that such CLO security might still be performing fully to the specifications set forth for such CLO security in the related transaction documents. The rating assigned to any CLO may also be lowered following the occurrence of an event or circumstance despite the fact that the related rating agency previously provided confirmation that such occurrence would not result in the rating of such CLO being lowered. Additionally, any rating agency may, at any time and without any change in its published ratings criteria or methodology, lower or withdraw any rating assigned by it to any class of CLO security. If any rating initially assigned to any CLO security is subsequently lowered or withdrawn for any reason, holders of such security may not be able to resell their security without a substantial discount. Any reduction or withdrawal to the ratings on any class of CLO security may significantly reduce the liquidity thereof and may adversely affect the CLO issuer’s ability to make certain changes to the composition of the CLO assets since the CLO’s indenture may contain restrictions on portfolio modifications that are tied to the ratings on the CLO’s securities.
A rating agency may also revise or withdraw its ratings of a CLO security as a result of a failure by the issuer or the manager of such CLO to provide it with information requested by such rating agency or comply with any of its obligations contained in the engagement letter with such rating agency, including the posting of information provided to the rating agency on a website that is accessible by rating agencies that were not hired in connection with the issuance of the CLO securities as required by law. In addition, a CLO security may receive an unsolicited rating, which may have an adverse effect on the liquidity or the market price of such CLO security. Any such revision or withdrawal of a rating as a result of such a failure might adversely affect the liquidity and value of the CLO security.
Management Risk
The skill of the Investment Manager will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.
New Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of taxable capital gains (including short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, to shareholders, will generally be taxable as ordinary income). In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Market Events Risk
Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, and rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. These events may lead to periods of volatility and increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve has concluded its market support activities and has raised, and may continue to raise, interest rates. Such actions, including additional interest rate hikes, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to pandemics, acts of war, or events affecting global markets. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects. Investments in Russian securities may also require the Fund to write-down such positions.
Non-Diversified Status Risk
Because the Fund is classified as “non-diversified” under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. As a result, the Fund will be more susceptible than a diversified fund to fluctuations in the prices of securities of a single issuer.
Nonpublic Information Risk
From time to time, the Investment Manager may come into possession of nonpublic information concerning specific companies or investments. Under applicable securities laws, this may limit the Investment Manager’s flexibility to buy or sell portfolio securities issued by such companies. The Fund’s investment flexibility may be constrained as a consequence of the Investment Manager’s inability to use such information for investment purposes.
Inflation Risk
Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Focus Risk
To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.
Inadequate Return Risk
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Common Shares.
Conflicts of Interest Risk
The Investment Manager is an entity in which certain of the members of the investment committee of the Investment Manager may have indirect ownership and economic interests. Certain of the members of the investment committee of the Investment Manager also serve as officers or principals of other investment managers affiliated with the Investment Manager that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the members of the investment committee of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by Investment Manager. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Investment Manager. However, the Investment Manager intends to allocate investment opportunities in a fair and equitable manner in accordance with the Investment Manager’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Allocation of Investment Opportunities Risk
Certain employees of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other Aristotle Pacific-advised funds managed by the Investment Manager (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Investment Manager), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Investment Manager and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more Other Managed Funds achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Investment Manager affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Investment Manager may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order that the Fund and Aristotle Pacific are seeking from the SEC (the “Order”). Co-investments made under the Order will be subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. The co-investment would generally be allocated to the Fund and the other funds that target similar assets pro rata based on available capital for the particular investment. If the Investment Manager determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the Investment Manager will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting.
Fund Structural Risks
Repurchase Offer Risk
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of, their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.
Valuation Risk
A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. See “How Fund Common Shares Are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Investment Manager about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a monthly basis, except that Common Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Fund calculates a daily NAV per share. The Investment Manager seeks to evaluate on a daily basis material information about the Fund’s Investments; however, for the reasons noted herein, the Investment Manager may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Investment Manager’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Common Shares may receive more or less Common Shares and investors who tender their Common Shares may receive more or less cash proceeds than they otherwise would receive.
Borrowing Risk
In the event the Fund defaults under a credit facility or other borrowings, the Fund could be adversely affected as the Investment Manager may be forced to sell a portion of the Fund’s investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund, financial condition, results of operations and cash flows.
Privacy and Data Security Laws Risk
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation (“GDPR”) in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Investment Manager fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Common Shares Not Listed; No Market for Common Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Common Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Common Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risks
As described under “Periodic Repurchase Offers”, the Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to provide liquidity to common shareholders, the Fund, subject to applicable law, intends to conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 7.5% of its outstanding Common Shares under ordinary circumstances. The Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of your Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, you may not be able to sell your Common Shares when and/or in the amount that you desire.
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Common Shares the Fund may issue in the future. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Common Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Common Shares, the Fund may sell additional Common Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Common Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Large Shareholder Risk
To the extent a large proportion of Common Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the
Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.
Distribution Rate Risk
The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
Federal Income Tax Risk
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. If the Fund does not qualify for and maintain our RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.
Cyber Security Risk
Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Investment Manager, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.
Anti-Takeover Provisions
The Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”

Effects of Leverage [Text Block]
Use of Leverage
The Fund intends to use leverage in an effort to increase its returns, subject to the restrictions of the 1940 Act. The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. The Fund expects to engage in leverage through borrowings, reverse repurchase agreements or similar financing agreements. The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. By using leverage, the Fund seeks to obtain a higher return for its shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
Certain types of leverage the Fund may use may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. The terms of any borrowings or rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Investment Manager does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with its investment objective and policies if the Fund were to utilize leverage.
With respect to senior securities representing indebtedness, other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are stocks, the Fund is required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.
Please see “Leverage,” and “Principal Risks of the Fund — Leverage Risk” for additional information regarding leverage and related risks.

Effects of Leverage, Purpose [Text Block]
Use of Leverage
The Fund intends to use leverage in an effort to increase its returns, subject to the restrictions of the 1940 Act. The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND COMMON SHARES
The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”). The Declaration of Trust and Bylaws are on file with the SEC as an exhibit to the Fund’s registration statement, of which this Prospectus is a part.
The Fund is a statutory trust established under the laws of State of Delaware on September 5, 2025. The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.
Common Shares
The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. Common Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses,” above. See also “The Distributor and the Distribution and Shareholder Service Plan,” above.
Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no preemptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s shareholders.
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote.
The Fund will send semi-annual unaudited financial statements and audited annual financial statements to Common Shareholders.
Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.
Preferred Shares
The Declaration of Trust authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Fund’s shareholders. Section 18 of the Act currently requires that the Fund have an asset coverage of 300% upon the issuance of senior securities representing indebtedness and an asset coverage of 200% upon the issuance senior equity securities, such as preferred shares. In addition, under Section 18, no dividends on Common Shares or preferred shares, as applicable, may be paid by the Fund unless the Fund has the foregoing asset coverages. Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid.

Collateralized Loan Obligations Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations Risk
The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). CLOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail below. CLO Equity may be unrated or non-investment grade. As a holder of CLO Equity, the Fund will have limited remedies available upon the default of the CLO. The Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective or fully invest offering proceeds. For example, from time to time, the market for CLO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CLOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CLOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CLOs to a greater degree of risk with respect to economic downturns relating to such industry.
The value of CLOs generally fluctuates with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CLO (“CLO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CLOs must rely solely on distributions on the CLO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO Collateral are insufficient to make payments on the CLOs, no other assets will be available for payment of the deficiency and following realization of the CLOs, the obligations of such issuer to pay such deficiency generally will be extinguished. CLO Collateral may consist of high-yield debt securities, loans, asset-backed securities and other securities, which often are rated below investment grade (or of equivalent credit quality). High-yield debt securities generally are unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower ratings of high-yield securities and below investment grade loans reflect a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative.

Subordination Of CLO Debt And CLO Equity Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordination of CLO Debt and CLO Equity Risk
Subordinate CLO Debt generally is fully subordinated to the related CLO senior tranches. CLO Equity generally is fully subordinated to any related CLO Debt and is not secured by any collateral. Distributions to holders of CLO Equity will generally be made solely from distributions on the assets of the CLO issuer after all other payments have been made pursuant to the priority of payments of such CLO. To the extent that any losses are incurred by a CLO in respect of its related CLO Collateral, such losses will be borne first by the holders of the related CLO Equity, next by the holders of any related subordinated CLO Debt and finally by the holders of the related CLO senior tranches. In addition, if an event of default occurs under the governing instrument or underlying investment, as long as any CLO senior tranches are outstanding, the holders thereof generally will be entitled to determine the remedies to be exercised under the instrument governing the CLO. Remedies pursued by such holders could be adverse to the interests of the holders of any related subordinated CLO Debt and/or the holders of the related CLO Equity, as applicable. Subordinate CLO Debt and CLO Equity represent leveraged investments in the assets of the CLO. Therefore, the leveraged nature of such securities may magnify the adverse impact on the market value of such securities caused by changes affecting the assets underlying such securities, including changes in the market value of such assets, changes in distributions on such assets, defaults and recoveries, capital gains and losses on such assets, prepayments and the availability, prices and interest rates of such assets. Accordingly, subordinate CLO Debt and CLO Equity may not be paid in full and may be subject to up to 100% loss.

Mandatory Redemption Of CLOs Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mandatory Redemption of CLOs Risk
Under certain circumstances, cash flows from CLO Collateral that otherwise would have been paid to the holders of any related CLO Debt and CLO Equity will be used to redeem the related CLO senior tranches. This could result in an elimination, deferral or reduction in the interest payments, principal repayments or other payments made to the holders of such CLO Debt and CLO Equity, which could adversely impact the returns to the holders of such CLO Debt and CLO Equity.

Optional Redemption Of CLOs Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Optional Redemption of CLOs Risk
An optional redemption of a CLO could require the collateral or portfolio manager of the related CLO to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the realized value of the items of CLO Collateral sold (and which in turn could adversely impact the holders of any related CLO Debt, and/or the holders of the related CLO Equity).

Control By Senior CLO Debt Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Control by Senior CLO Debt Risk
In a typical CLO, the most senior CLO Debt (the “Controlling Class”) will control many rights under the CLO indenture and therefore, holders of subordinate CLO Debt and CLO Equity will have limited rights in connection with an event of default or distributions thereunder. Remedies pursued by the holders of the Controlling
Class upon an event of default could be adverse to the interests of the holders of subordinate CLO Debt and CLO Equity. If an event of default has occurred and is continuing, the holders of CLO Equity will not have any creditors’ rights against the CLO issuer and will not have the right to determine the remedies to be exercised under the CLO indenture. There is no guarantee that any funds will remain to make distributions to the holders of subordinate CLO Debt and CLO Equity following any liquidation of the CLO assets and the application of the proceeds from the CLO assets to pay senior classes of CLO Debt and the fees, expenses, and other liabilities payable by the CLO issuer. The Controlling Class may also have consent rights in respect of amendments and CLO manager removal rights in connection with certain events.

Warehousing Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warehousing Risk
The Fund may invest in warehousing facilities for CLOs. Such an investment by the Fund will be subordinate to a senior lender. As a result, in the event that the CLO fails to issue its securities by the deadline established by the senior lender (or if an event of default occurs under the warehousing agreements), the senior lender will have the right to liquidate the loan portfolio and apply the proceeds to repay its advances and accrued interest. In the event that such a liquidation occurs, the Fund will suffer a loss. Warehousing facilities are undertaken with many different structures that have evolved (and will continue to evolve) with changes in market conditions and counterparty preferences. Therefore, it is not possible to predict how a warehousing facility in which the Fund may make a subordinated investment will be structured.

Extension Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of CLOs held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Floating Rate Loan Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating Rate Loan Risk
Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. An issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.
In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Investment Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent the Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of floating rate loans may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. Covenant lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for the Fund to raise cash to pay investors when they seek to have shares in the Fund repurchased. The Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy repurchase requests from Fund shareholders and may be adversely impacted. These actions may impact the Fund’s performance (in the case of holding cash or selling securities) or increase the Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to the Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, the Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, the Fund or the Investment Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.

Below Investment Grade Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Risk
The Fund intends to invest in securities that are rated below investment grade (often referred to as High Yield or “Junk” Securities) by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:
•Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.
•Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.
•Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
•Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.
•Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price.
•The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
Debt Securities Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.

Credit Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.
Interest Rate Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, a Fund may be subject to heightened levels of interest rate risk. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.

Prepayment Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected, resulting in prepayment of securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the security’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

Liquidity Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. The lack of an established secondary market for floating rate loans may make it more difficult to value such loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests.
ETF Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETF Risk
Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

U.S. Government Securities Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
Counterparty Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund may invest in securities that will be privately negotiated with a counterparty in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As a result of counterparty’s inability to fulfill its obligation, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed which may result in significant financial loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Leverage Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for common shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk. Leverage creates several major types of risks for shareholders, including: (i) the likelihood of greater volatility in the NAV of Common Shares and in the investment return to shareholders than a comparable portfolio would experience without leverage; (ii) the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and (iii) the possibility of greater losses in a declining market or in a rising interest rate environment than a comparable portfolio would likely experience without leverage.
If the costs of any leverage used by the Fund exceed the income from portfolio securities acquired through the use of such leverage, the Fund’s NAV will decline. A decline in the Fund’s NAV could affect the ability of the Fund to pay dividends or make distributions to shareholders. A failure by the Fund to distribute an adequate proportion of its net investment income in the form of dividends each taxable year would result in the Fund ceasing to qualify as a RIC under the Code. See “Tax Matters” below for additional information. Also, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have priority of payment over the Fund’s shareholders.
The use by the Fund of reverse repurchase agreements and dollar rolls to obtain leverage also involves special risks. For instance, the market value of the securities that the Fund is obligated to repurchase under a reverse repurchase agreement or dollar roll may decline below the repurchase price.

Non-U.S. Instruments Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Instruments Risk
The Fund may invest in non-U.S. securities and financial instruments (non-U.S. Instruments). Non-U.S. Instruments involve certain risks not typically associated with investing in the United States. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.

Equity Investments Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investments Risk
When the Fund invests in senior, unitranche, second-lien and subordinated loans, the Fund may acquire warrants or other equity securities of investments as well. The Fund may also invest in equity securities directly. To the extent the Fund holds equity investments, the Fund will seek to dispose of them and realize gains upon the Fund’s disposition of them. However, the equity interests the Fund receives may not appreciate in value and may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Force Majeure Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk
The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a company or a counterparty to the Fund or a company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss to the Fund, including if its investment in such company is cancelled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). To the extent the Fund is exposed to investments in companies that as a group are exposed to such force majeure events, the risks and potential losses to the Fund are enhanced.

Repurchase Agreements Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objectives and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Market Making By Dealers Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Making by Dealers Risk
The value of the Fund’s fixed-income investments will be affected by general fixed income market conditions, such as the volatility and liquidity of the fixed income market, which are affected by the ability of dealers to “make a market” in fixed-income investments. In recent years, the market for bonds has significantly increased while dealer inventories have significantly decreased, relative to market size. This reduction in dealer inventories may be attributable to regulatory changes, such as capital requirements, and is expected to continue. As dealers’ inventories decrease, so does their ability to make a market (and, therefore, create liquidity) in the fixed income market. Especially during periods of rising interest rates, this could result in greater volatility and illiquidity in the fixed income market, which could impair the Fund’s profitability or result in losses.

Rating Agencies Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rating Agencies Risk
Future actions of any rating agency can adversely affect the market value or liquidity of CLOs. Rating agencies rating a CLO may change their published ratings criteria or methodologies for CLOs at any time in the future. Further, such rating agencies may retroactively apply any such new standards to the ratings of the CLO securities purchased by the Fund. Any such action could result in a substantial lowering (or even withdrawal) of any rating assigned to any such CLO security, despite the fact that such CLO security might still be performing fully to the specifications set forth for such CLO security in the related transaction documents. The rating assigned to any CLO may also be lowered following the occurrence of an event or circumstance despite the fact that the related rating agency previously provided confirmation that such occurrence would not result in the rating of such CLO being lowered. Additionally, any rating agency may, at any time and without any change in its published ratings criteria or methodology, lower or withdraw any rating assigned by it to any class of CLO security. If any rating initially assigned to any CLO security is subsequently lowered or withdrawn for any reason, holders of such security may not be able to resell their security without a substantial discount. Any reduction or withdrawal to the ratings on any class of CLO security may significantly reduce the liquidity thereof and may adversely affect the CLO issuer’s ability to make certain changes to the composition of the CLO assets since the CLO’s indenture may contain restrictions on portfolio modifications that are tied to the ratings on the CLO’s securities.
A rating agency may also revise or withdraw its ratings of a CLO security as a result of a failure by the issuer or the manager of such CLO to provide it with information requested by such rating agency or comply with any of its obligations contained in the engagement letter with such rating agency, including the posting of information provided to the rating agency on a website that is accessible by rating agencies that were not hired in connection with the issuance of the CLO securities as required by law. In addition, a CLO security may receive an unsolicited rating, which may have an adverse effect on the liquidity or the market price of such CLO security. Any such revision or withdrawal of a rating as a result of such a failure might adversely affect the liquidity and value of the CLO security.

Management Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The skill of the Investment Manager will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

New Fund Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Portfolio Turnover Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of taxable capital gains (including short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, to shareholders, will generally be taxable as ordinary income). In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Market Events Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, and rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. These events may lead to periods of volatility and increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve has concluded its market support activities and has raised, and may continue to raise, interest rates. Such actions, including additional interest rate hikes, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to pandemics, acts of war, or events affecting global markets. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects. Investments in Russian securities may also require the Fund to write-down such positions.

Non-Diversified Status Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status Risk
Because the Fund is classified as “non-diversified” under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. As a result, the Fund will be more susceptible than a diversified fund to fluctuations in the prices of securities of a single issuer.

Nonpublic Information Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nonpublic Information Risk
From time to time, the Investment Manager may come into possession of nonpublic information concerning specific companies or investments. Under applicable securities laws, this may limit the Investment Manager’s flexibility to buy or sell portfolio securities issued by such companies. The Fund’s investment flexibility may be constrained as a consequence of the Investment Manager’s inability to use such information for investment purposes.
Inflation Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Focus Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focus Risk
To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.
Inadequate Return Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inadequate Return Risk No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Common Shares.
Conflicts Of Interest Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Investment Manager is an entity in which certain of the members of the investment committee of the Investment Manager may have indirect ownership and economic interests. Certain of the members of the investment committee of the Investment Manager also serve as officers or principals of other investment managers affiliated with the Investment Manager that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the members of the investment committee of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by Investment Manager. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Investment Manager. However, the Investment Manager intends to allocate investment opportunities in a fair and equitable manner in accordance with the Investment Manager’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Allocation Of Investment Opportunities Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation of Investment Opportunities Risk
Certain employees of the Investment Manager serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other Aristotle Pacific-advised funds managed by the Investment Manager (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Investment Manager), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Investment Manager and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more Other Managed Funds achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Investment Manager affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Investment Manager may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order that the Fund and Aristotle Pacific are seeking from the SEC (the “Order”). Co-investments made under the Order will be subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. The co-investment would generally be allocated to the Fund and the other funds that target similar assets pro rata based on available capital for the particular investment. If the Investment Manager determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the Investment Manager will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting.
Repurchase Offer Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risk
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of, their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.
Valuation Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. See “How Fund Common Shares Are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Investment Manager about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a monthly basis, except that Common Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Fund calculates a daily NAV per share. The Investment Manager seeks to evaluate on a daily basis material information about the Fund’s Investments; however, for the reasons noted herein, the Investment Manager may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Investment Manager’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Common Shares may receive more or less Common Shares and investors who tender their Common Shares may receive more or less cash proceeds than they otherwise would receive.
Borrowing Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk
In the event the Fund defaults under a credit facility or other borrowings, the Fund could be adversely affected as the Investment Manager may be forced to sell a portion of the Fund’s investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund, financial condition, results of operations and cash flows.
Privacy And Data Security Laws Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Laws Risk
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation (“GDPR”) in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Investment Manager fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Common Shares Not Listed; No Market For Common Shares Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Shares Not Listed; No Market for Common Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Common Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Common Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.
Closed-End Interval Fund; Liquidity Risks Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end Interval Fund; Liquidity Risks
As described under “Periodic Repurchase Offers”, the Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to provide liquidity to common shareholders, the Fund, subject to applicable law, intends to conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 7.5% of its outstanding Common Shares under ordinary circumstances. The Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of your Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, you may not be able to sell your Common Shares when and/or in the amount that you desire.
Investment Dilution Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Common Shares the Fund may issue in the future. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Common Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Common Shares, the Fund may sell additional Common Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Common Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Large Shareholder Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk
To the extent a large proportion of Common Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the
Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.
Distribution Rate Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
Federal Income Tax Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risk
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. If the Fund does not qualify for and maintain our RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.
Cyber Security Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Investment Manager, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Anti-Takeover Provisions Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”

Class I [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.77%
Total Annual Expenses [Percent]	2.02%
Waivers and Reimbursements of Fees [Percent]	(0.52%)
Net Expense over Assets [Percent]	1.50%
Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	53
Expense Example, Years 1 to 5	98
Expense Example, Years 1 to 10	$ 222
Class I-2 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.77%
Total Annual Expenses [Percent]	2.77%
Waivers and Reimbursements of Fees [Percent]	(0.52%)
Net Expense over Assets [Percent]	2.25%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	75
Expense Example, Years 1 to 5	136
Expense Example, Years 1 to 10	$ 299
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s shareholders.
Security Preemptive and Other Rights [Text Block]	Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no preemptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights.
Security Obligations of Ownership [Text Block]
The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. Common Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses,” above. See also “The Distributor and the Distribution and Shareholder Service Plan,” above.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, under Section 18, no dividends on Common Shares or preferred shares, as applicable, may be paid by the Fund unless the Fund has the foregoing asset coverages.
Security Voting Rights [Text Block]	The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote.
Security Preemptive and Other Rights [Text Block]	Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid.
Security Obligations of Ownership [Text Block]	The Declaration of Trust authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Fund’s shareholders. Section 18 of the Act currently requires that the Fund have an asset coverage of 300% upon the issuance of senior securities representing indebtedness and an asset coverage of 200% upon the issuance senior equity securities, such as preferred shares.